LEASES (Tables)	12 Months Ended
Jun. 27, 2018
Leases [Abstract]
Schedule of Rent Expense
Rent expense consists of the following (in thousands):

	June 27, 2018	June 28, 2017	June 29, 2016
Straight-lined minimum rent	$111,096	$109,819	$107,776
Contingent rent	3,154	3,821	4,408
Other	11,656	11,682	11,283
Total rent expense	$125,906	$125,322	$123,467

Future Minimum Lease Payments
As of June 27, 2018, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2019	$9,829	$119,579
2020	9,153	110,484
2021	7,079	96,717
2022	5,403	77,647
2023	4,220	53,332
Thereafter	20,254	112,156
Total minimum lease payments(1)	55,938	$569,915
Imputed interest (average rate of 7.00%)	(12,920)
Present value of minimum lease payments	43,018
Less current installments	(7,088)
	$35,930

(1)
Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $24.4 million and $17.6 million for capital and operating subleases, respectively, as of June 27, 2018.